Accounting Principles - Geographical split (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Geographical split
Intangible assets	€ 48	€ 541	€ 568	€ 770
Property, plant and equipment	5,005	9,125	7,386
Other noncurrent assets	1,047	10,055	1,668
Revenue	9,198	17,477	12,179
France
Geographical split
Intangible assets	48	541	568
Property, plant and equipment	3,664	8,402	6,324
Other noncurrent assets	1,047	9,958	1,603
Revenue	69	118	127
USA
Geographical split
Property, plant and equipment	323	724	1,062
Other noncurrent assets		96	65
Revenue			(2)
China
Geographical split
Property, plant and equipment	1,018
Revenue	€ 9,129	4,610	€ 12,054
Japan
Geographical split
Revenue		€ 12,750